Leases - Sales-type lease (Details) - Financing income	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Sales-type lease income
Financing income	¥ 337,355	$ 48,912	¥ 5,502,703	¥ 45,993,173
Sales-Type Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Interest and Fee Income, Loans and Leases	Interest and Fee Income, Loans and Leases	Interest and Fee Income, Loans and Leases	Interest and Fee Income, Loans and Leases